Other Long-Term Liabilities - Summary of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Noncurrent [Abstract]
Non-current	$ 142	$ 152
Contingent consideration on business combinations	123
Deferred consideration	20
Other long-term employee benefits	97	81
Long-term liability related to public funding	42	47
Provision for restructuring		1
Others	64	49
Total	$ 488	$ 330